Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Revenue Recognition [Abstract]
Schedule of Revenue by Product Category

The following table presents the Company’s revenue by product category for the three months ended March 31, 2025, and 2024:

	For the Three Months Ended March 31,
	2025	2024
Training	$144,920	$110,333
Product supplies	626,656	355,481
Equipment	-	96,810
Patient procedures	592,765	254,410
Total revenue	$1,364,341	$817,034

The following table presents the Company’s revenue by product category for the years ended December 31, 2024, and 2023:

	For the Years Ended December 31,
	2024	2023
Training	$809,654	$599,425
Product supplies	1,748,960	1,329,159
Equipment	177,225	162,370
Patient procedures	1,371,655	318,999
Total revenue	$4,107,494	$2,409,953

Schedule of Revenues, Cost of Revenues, Gross Profits, Assets and Net Loss

Listed below are the revenues, cost of revenues, gross profits, assets and net loss by Company:

	For the Three Months Ended
	March 31, 2025
	Global Stem Cells Group	Regenerative Medical Technology Group	Total
Revenue	$1,364,341	$-	$1,364,341
Cost of revenue	420,447	-	420,447
Gross profit	$943,894	$-	$943,894
Gross Profit %	69.18%	0.00%	69.18%

Assets	$2,138,933	$1,841,835	$3,980,768
Net profit (loss)	$91,887	$(851,927)	$(760,040)

Listed below are the revenues, cost of revenues, gross profits, assets and net loss by Company:

	For the Year Ended
	December 31, 2024
	Global Stem	Meso
	Cells Group	Numismatics	Total
Revenue	$4,107,494	$-	$4,107,494
Cost of revenue	1,284,375	-	1,284,375
Gross profit	$2,823,119	$-	$2,823,119
Gross Profit %	68.73%	0.00%	68.73%

Assets	$1,951,853	$1,869,576	$3,821,429
Net income (loss)	$303,730	$(5,866,701)	$(5,562,971)